Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities		$ 280,652	$ 314,355
Share-based compensation		(18,202)	(42,828)
Long-term debt, gross		686,853	$ 822,342	$ 480,000	$ 572,000
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	[1]	257,378
Share-based compensation		55,331
Long-term debt, gross		686,853
Interest on long-term debt	[2]	135,593
Commitments	[3]	246,874
Total		1,382,029
Liquidity risk [Member] | 2026 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	[1]	257,378
Share-based compensation		18,855
Interest on long-term debt	[2]	45,058
Commitments	[3]	151,958
Total		473,249
Liquidity risk [Member] | 2027 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share-based compensation		20,236
Interest on long-term debt	[2]	45,093
Commitments	[3]	39,397
Total		104,726
Liquidity risk [Member] | 2028 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share-based compensation		16,240
Long-term debt, gross		137,809
Interest on long-term debt	[2]	43,869
Commitments	[3]	13,512
Total		211,430
Liquidity risk [Member] | 2029 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross		549,044
Interest on long-term debt	[2]	1,573
Commitments	[3]	7,200
Total		557,817
Liquidity risk [Member] | 2030 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Commitments	[3]	6,054
Total		6,054
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Commitments	[3]	28,753
Total		$ 28,753

[1]	Excludes the current portion of share-based compensation.
[2]	Excludes amortization of long-term debt issue costs
[3]	Includes both capital commitments and lease obligations.